Borrowings - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	£ 0	£ 100
Interest payable	565	573
Borrowings	36,950	39,730
Borrowings subject to fair value hedges, decrease in amortised cost	215	110
Undrawn committed borrowing facilities	7,748	7,923
Fair value, accrued interest and other	(568)	226
Within one year
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,312	4,324
Undrawn committed borrowing facilities	5,056	5,077
Later than one year and not later than two years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,644	3,319
Undrawn committed borrowing facilities	154	154
2026 and thereafter
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,012	2,558
Undrawn committed borrowing facilities	2,538	154
Between three and four years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,435	2,947
Undrawn committed borrowing facilities	0	2,538
Between four and five years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	1,725	3,410
Undrawn committed borrowing facilities	0	0
Property, Plant and Equipment, Inventory and Receivables
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing amounts secured on group assets	0	0
At fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	34,596	36,000
At fair value | Level 1 | Quoted Market Prices
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	33,663	35,083
At fair value | Level 3 | Discounted Cash Flow
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	933	917
Fair value hedges
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,750	5,935
Bilateral facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Other loans	0	100
Lease liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value, accrued interest and other	279	168
Current investments held at fair value
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value, accrued interest and other	(52)	(49)
New Lease Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value, accrued interest and other	£ 12	£ 0